INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2021	06/30/2020	06/30/2019
Cash at bank and on hand	28,327,569	20,176,452	3,450,873
Money market funds	7,718,544	22,346,409	—
	36,046,113	42,522,861	3,450,873

7.2.  Other financial assets

	06/30/2021	06/30/2020	06/30/2019
Current
Restricted short-term deposits	425,976	4,390,458	4,327,275
US Treasury bills	7,885,937	7,768,410	—
Others mutual funds	—	—	347,718
Other investments	2,849,485	1,277,525	8,515
	11,161,398	13,436,393	4,683,508

	06/30/2021	06/30/2020	06/30/2019
Non-current
Shares of Bioceres S.A.	355,251	321,705	374,685
Other investments	742,211	998	1,728
	1,097,462	322,703	376,413

Variations in the allowance for uncollectible trade receivables are reported in Note 7.18. The book value is reasonably approximate to the fair value given its short-term nature.

The book value is reasonably approximate to the fair value given its short-term nature.

7.3.	Trade receivables

	06/30/2021	06/30/2020	06/30/2019
Current
Trade debtors	87,709,287	53,047,035	48,910,484
Allowance for impairment of trade debtors	(5,858,503)	(3,886,832)	(3,360,224)
Shareholders and other related parties (Note 17)	—	1,090,004	467,743
Allowance for impairment of shareholders and other related parties (Note 17)	—	(768)	(75,596)
Allowance for credit notes to be issued	(2,987,398)	(2,285,197)	(800,606)
Trade debtors - Parent company (Note 17)	—	—	440,268
Trade debtors - Joint ventures and associates (Note 17)	221,048	120,992	2,369
Deferred checks	9,699,738	25,461,399	13,651,939
	88,784,172	73,546,633	59,236,377
Non-current
Trade debtors	135,739	—	—
	135,739	—	—

The book value is reasonably approximate to the fair value given its short-term nature.

7.4.	Other receivables

	06/30/2021	06/30/2020	06/30/2019
Current
Taxes	6,048,533	2,205,342	584,641
Other receivables - Other related parties (Note 17)	1,547	2,102	10,971
Other receivables - Parents companies and related parties to Parents (Note 17)	770,549	102,069	—
Other receivables - Joint ventures and associates (Note 17)	2,219,863	1,562,340	250,783
Prepayments to suppliers	1,646,614	379,914	496,001
Prepayments to suppliers - Shareholders and other related parties (Note 17)	132,625	81,737	—
Reimbursements over exports	10,547	29,077	366,594
Prepaid expenses and other receivables	1,021	128,650	213,597
Loans receivable	230,000	230,000	—
Miscellaneous	92,406	49,441	59,242
	11,153,705	4,770,672	1,981,829

	06/30/2021	06/30/2020	06/30/2019
Non-current
Taxes	862,771	328,701	681,168
Reimbursements over exports	1,680,371	1,293,958	878,470
Miscellaneous	—	80,914	672
	2,543,142	1,703,573	1,560,310

The book value is reasonably approximate to the fair value given its short-term nature.

7.5.	Inventories

	06/30/2021	06/30/2020	06/30/2019
Agrochemicals	1,161,025	356,489	22,137
Seeds and grains	22,389,400	1,300,998	207,519
Resale products	20,207,496	13,486,668	13,894,018
Manufactured products	10,902,683	8,079,553	8,370,583
Goods in transit	1,169,303	1,292,239	751,737
Supplies	6,320,594	5,930,471	4,482,827
Allowance for obsolescence	(1,112,950)	(1,107,870)	(406,818)
	61,037,551	29,338,548	27,322,003

The roll-forward of allowance for obsolescence is in Note 7.18. Inventories recognized as an expense during the years ended June 30, 2021, 2020 and 2019 amounted to $102,369,869 , $86,179,252 and $80,424,450, respectively. Those expenses were included in cost of sales.

7.6.Biological assets

HB4® Program

Bioceres’ HB4 Program is an identity-preserved production system for growing drought-tolerant soy and wheat. It has multiple objectives, which include expanding Bioceres’ seed inventories, allowing growers to field test Bioceres’ HB4 technology, providing fields for product demonstrations and validating the products’ regional positioning.

HB4 seed varieties produced through the program will be commercialized as an integrated product. The seed treatment process to produce the integrated seed product utilizes customized microbial solutions for seed nutrition and protection, including biological fungicides. For HB4 Soy, inoculants are also integrated, including last generation microbiological formulations that ensures greater microorganism survival over the seed, greater nodular dry mass, and better biological fixation of nitrogen.

In addition to providing the integrated seed solution for planting, the HB4 program comprises Bioceres’ next-generation crop nutrition and protection technologies for growing both crops. The HB4 program also includes digital apps that give growers access to satellite-based images and data for monitoring crop health, soil conditions and weather, information that helps optimize crop yields. On top of generating extensive and detailed datasets from each grower’s HB4 production fields that are monitored via these digital apps, Bioceres is applying and leveraging data science and blockchain technology to other areas of agriculture’s value chain, such as crop storage, logistics and processing, in order to guarantee HB4 identity and complete farm-to-fork traceability.

The identity-preserved HB4 Program utilizes service contracts with growers who are committed to preserving the identity of the HB4 crop under a full-seed production offtake agreement, which includes best environmental farming practices, such as no-till agriculture. Under these agreements, Bioceres contributes the intergated seed solution and the other aforementioned goods (“Contributed goods”) to growers for a pre-agreed price (based on prevailing market prices), which are deduced from the service fees to paid to growers at the time of harvest for the seed multiplication services provided.

As part of the transaction described in Note 6, Bioceres acquired full ownership of the HB4 soy inventory. HB4 program for HB4 Soy had been produced jointly with Arcadia in Verdeca.

For the year ended June 30, 2021, the Contributed goods for HB4 Program amounted to $8.3 million with weighted average gross margin of approximately 43% across almost 80,000 total hectares.

Joint operation with Espartina S.A.

On September 1, 2020, Rizobacter Argentina S.A., a subsidiary of the Company, entered into an agreement with Espartina S.A. ("Espartina") to share its business of producing grain crops. The joint operation is classified as a joint agreement as established in IFRS 11, while the parties are entitled to the assets and obligations over the related liabilities. Rizobacter Argentina S.A. recognizes as a joint operator, in relation to its participation, assets, liabilities, income and expenses. The production obtained is distributed according to the contributions made by each party. The in-kind contributions made during the period amount to $0.7 million. Each party decides the means of commercialization and the destination of the grains produced.

Under the agreement, Rizobacter provides inputs and money necessary for producing the grains and according to the established participation percentages. For its participation, Espartina contributes all cultivation practices in fields, inputs not provided by Rizobacter, and all administrative expenses related to production.

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the year	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets	981,551	250,443	284,903	35,847	741,799	531,712	2,826,255
Costs incurred during the year	252,504	417,586	241,610	37,115	17,716,018	7,053,929	25,718,762
Exchange differences	(113,718)	(153,795)	(65,797)	(16,876)	(2,823,643)	(1,153,734)	(4,327,563)
Decrease due to harvest	(1,171,276)	(758,342)	(484,044)	(87,065)	(15,634,174)	(4,732,443)	(22,867,344)
Year ended June 30, 2021	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838

	Soybean	Corn	Wheat	Barley	HB4 Wheat	Total
Beginning of the year	237,723	32,856	—	—	—	270,579
Initial recognition and changes in the fair value of biological assets	198,932	252,056	202,543	63,210	—	716,741
Decrease due to harvest	(447,132)	(252,372)	(227,303)	(59,626)	—	(986,433)
Cost incurred during the year	284,951	314,950	87,615	38,033	509,184	1,234,733
Exchange differences	(169,373)	(75,736)	(17,216)	(7,567)	—	(269,892)
Year ended June 30, 2020	105,101	271,754	45,639	34,050	509,184	965,728

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	—	—	—	—	—
Initial recognition and changes in the fair value of biological assets	241,707	38,238	—	—	279,945
Decrease due to harvest	(288,791)	(45,687)	—	—	(334,478)
Cost incurred during the year	339,088	47,986	—	—	387,074
Exchange differences	(54,281)	(7,681)	—	—	(61,962)
Year ended June 30, 2019	237,723	32,856	—	—	270,579

As of June 30, 2021, the impact of a 20% increase (decrease) in estimated yields, with all other variables held constant, would result in an increase (decrease) in the fair value of our planting of $0.4 million.

7.7.Property, plant and equipment

Property, plant and equipment as of June 30, 2021, 2020 and 2019, included the following:

	06/30/2021	06/30/2020	06/30/2019
Gross carrying amount	63,974,402	54,527,392	57,059,972
Accumulated depreciation	(16,019,806)	(13,012,286)	(13,225,424)
Net carrying amount	47,954,596	41,515,106	43,834,548

1.   Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2021	06/30/2020	06/30/2019
Office equipment	288,920	188,280	213,437
Vehicles	1,835,634	1,149,455	1,785,701
Equipment and computer software	67,105	32,448	123,472
Fixtures and fittings	2,967,431	3,679,075	4,737,396
Machinery and equipment	5,125,728	5,449,233	6,336,691
Land and buildings	35,674,513	29,746,076	29,969,237
Buildings in progress	1,995,265	1,270,539	668,614
Total	47,954,596	41,515,106	43,834,548

2.   Gross carrying amount as of June 30, 2021 is as follows

	Gross carrying amount
			Additions
	As of the		from			Foreign
	beginning		business			currency		As of the
Class	of year	Additions	combination	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	579,882	66,331	5,491	—	(5,622)	116,743	—	762,825
Vehicles	2,977,542	987,101	466,024	—	(1,045,656)	127,206	—	3,512,217
Equipment and computer software	465,679	66,263	13,952	—	—	46,232	—	592,126
Fixtures and fittings	5,480,431	50,976	—	85,490	—	21,046	—	5,637,943
Machinery and equipment	9,054,701	604,307	—	—	(10,240)	339,043	—	9,987,811
Land and buildings	34,698,618	—	1,466,578	2,517,158	—	4,022,972	(1,219,111)	41,486,215
Buildings in progress	1,270,539	1,030,847	—	(438,492)	—	132,371	—	1,995,265
Total	54,527,392	2,805,825	1,952,045	2,164,156	(1,061,518)	4,805,613	(1,219,111)	63,974,402

Reclassifications corresponds to transfers to leased assets from finance leases assets.

3.   Accumulated depreciation as of June 30, 2021 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
Class	year	Disposals	Of the year	translation	Revaluation	of year
Office equipment	391,602	(3,265)	45,174	40,394	—	473,905
Vehicles	1,828,087	(974,102)	689,273	133,325	—	1,676,583
Equipment and computer software	433,231	—	50,949	40,841	—	525,021
Fixtures and fittings	1,801,356	—	683,537	185,619	—	2,670,512
Machinery and equipment	3,605,468	(10,239)	898,522	368,332	—	4,862,083
Land and buildings	4,952,542	—	681,084	517,991	(339,915)	5,811,702
Total	13,012,286	(987,606)	3,048,539	1,286,502	(339,915)	16,019,806

4.   Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Reclassifications	Disposals	translation	Revaluation	end of year
Office equipment	629,119	42,658	—	—	(91,895)	—	579,882
Vehicles	3,604,537	248,800	(264,069)	(139,369)	(472,357)	—	2,977,542
Equipment and computer software	955,657	27,961	(375,242)	—	(142,697)	—	465,679
Fixtures and fittings	6,438,430	14,985	20,801	—	(993,785)	—	5,480,431
Machinery and equipment	10,233,501	556,693	(598,561)	—	(1,136,932)	—	9,054,701
Land and buildings	34,530,114	3,261	36,487	—	(4,772,065)	4,900,821	34,698,618
Buildings in progress	668,614	752,339	(57,288)	—	(93,126)	—	1,270,539
Total	57,059,972	1,646,697	(1,237,872)	(139,369)	(7,702,857)	4,900,821	54,527,392

5.   Accumulated depreciation as of June 30, 2020 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end of
Class	year	Reclassifications	Of the year	translation	Revaluation	year
Office equipment	415,682	—	35,879	(59,959)	—	391,602
Vehicles	1,818,836	(173,482)	426,623	(243,890)	—	1,828,087
Equipment and computer software	832,185	(307,816)	28,170	(119,308)	—	433,231
Fixtures and fittings	1,701,034	—	338,092	(237,770)	—	1,801,356
Machinery and equipment	3,896,810	(279,322)	553,399	(565,419)	—	3,605,468
Land and buildings	4,560,877	—	627,973	(604,216)	367,908	4,952,542
Total	13,225,424	(760,620)	2,010,136	(1,830,562)	367,908	13,012,286

6.   Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

7.   Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustments of
	Accumulated	opening net
	as of the	book amount			Foreign		Accumulated
	beginning of	for application		Of the	currency		as of the end of
Class	year	of IAS 29	Disposals	year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

The depreciation charge is included in Notes 8.3 and 8.4.The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

At a minimum, the Group updates their assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), taking into account the most recent independent valuations and market data. Valuations were performed at June 30, 2021. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 3.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

	Value at cost
Class of property	06/30/2021	06/30/2020	06/30/2019
Land and buildings	17,937,729	12,549,876	14,330,892

7.8.	Intangible assets

Intangible assets as of June 30, 2021, 2020 and 2019 included the following

	06/30/2021	06/30/2020	06/30/2019
Gross carrying amount	78,019,203	42,832,837	45,848,737
Accumulated amortization	(10,676,841)	(7,499,373)	(6,232,311)
Net carrying amount	67,342,362	35,333,464	39,616,426

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2021	06/30/2020	06/30/2019
Seed and integrated products
HB4 soy and breeding program	27,611,142	7,345,923	6,120,336
Integrated seed products	2,558,220	2,296,955	2,627,946
Crop nutrition
Microbiological products	3,996,657	2,503,631	2,208,117
Other intangible assets
Trademarks and patents	6,923,256	6,374,782	8,063,648
Software	1,849,041	686,965	994,723
Customer loyalty	19,404,046	16,125,208	19,601,656
RG/RS/OX Wheat	5,000,000	—	—
Total	67,342,362	35,333,464	39,616,426

1.     Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from		Foreign
	beginning of		business	Transfers /	currency	As of the
Class	year	Additions	combination	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program (1)	7,345,923	20,471,002	—	(205,783)	—	27,611,142
Integrated seed products	2,296,955	—	—	—	261,265	2,558,220
Crop nutrition
Microbiological products	3,867,593	1,791,008	—	(51,716)	430,795	6,037,680
Other intangible assets
Trademarks and patents	8,432,746	4,834	499,329	—	887,262	9,824,171
Software	2,088,929	2,205,796	—	(711,441)	201,309	3,784,593
Customer loyalty	18,800,691	—	2,424,568	—	1,978,138	23,203,397
GLA/ARA safflower (Note 6)	—	2,931,699	—	(2,931,699)	—	—
RG/RS/OX Wheat (Note 6)	—	5,000,000	—	—	—	5,000,000
Total	42,832,837	32,404,339	2,923,897	(3,900,639)	3,758,769	78,019,203

(1) Of the total additions, $18.4 million are associated with Arcadia’s transaction mentioned in Note 6.

2.      Accumulated amortization as of June 30, 2021 is as follows:

	Amortization
	Accumulated
	as of				Accumulated
	beginning of		Transfers /	Foreign currency	as of the end
Class	year	Of the year	Disposals	translation	of year
Crop nutrition
Microbiological products	1,363,962	523,992	—	153,069	2,041,023
Other intangible assets
Trademarks and patents	2,057,964	626,420	—	216,531	2,900,915
Software	1,401,964	396,207	—	137,381	1,935,552
Customer loyalty	2,675,483	842,363	—	281,505	3,799,351
Total	7,499,373	2,388,982	—	788,486	10,676,841

3.     Gross carrying amount as of June 30, 2020 is as follows:

op
	Gross carrying amount

	As of the			Foreign
	beginning of			currency	As of the
Class	year	Additions	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program	6,120,336	1,225,587	—	—	7,345,923
Integrated seed products	2,627,946	38,143	—	(369,134)	2,296,955
Crop nutrition
Microbiological products	3,267,200	1,358,315	(286,496)	(471,426)	3,867,593
Other intangible assets
Trademarks and patents	9,810,822	—	—	(1,378,076)	8,432,746
Software	2,149,340	233,434	—	(293,845)	2,088,929
Customer loyalty	21,873,093	—	—	(3,072,402)	18,800,691
Total	45,848,737	2,855,479	(286,496)	(5,584,883)	42,832,837

4.      Accumulated amortization as of June 30, 2020 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	year	Of the period	Disposals	translation	year
Crop nutrition
Microbiological products	1,059,083	471,135	(17,495)	(148,761)	1,363,962
Other intangible assets
Trademarks and patents	1,747,174	556,206	—	(245,416)	2,057,964
Software	1,154,617	399,090	—	(151,743)	1,401,964
Customer loyalty	2,271,437	723,103	—	(319,057)	2,675,483
Total	6,232,311	2,149,534	(17,495)	(864,977)	7,499,373

5.     Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Integrated seed products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

6.     Accumulated amortization as of June 30, 2019, is as follows

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

The depreciation charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

7.9.	Goodwill

	06/30/2021	06/30/2020	06/30/2019
Rizobacter Argentina S.A.	22,277,336	20,094,633	23,484,761
Bioceres Crops S.A.	6,003,780	5,432,222	6,319,954
Insumos Agroquímicos S.A.	470,090	—	—
	28,751,206	25,526,855	29,804,715

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Among the main groups of products are i) microbiological products (bio-inductors/inoculants, biological fertilizers and bio-controllers); ii) crop and seed protection (treatments, adjuvants, baits, stored grains and seed treatment); and iii) crop nutrition (fertilizers). Packs are generally a combination of a microbiological product (bio-inductors/inoculants) with a crop and seed protection product (treatments).

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products that previously were allocated on the equity participation.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products, both in the domestic markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.55% for Rizobacter and Bioceres Crops and 22% for Insuagro.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

The variations in goodwill occurred during the years, besides the addition of Insuagro CGU, correspond to translation differences. There have been no goodwill impairment indicators.

7.10.	Trade and other payables

	06/30/2021	06/30/2020	06/30/2019
Current
Trade creditors	51,389,515	37,139,351	30,489,072
Shareholders and other related parties (Note 17)	52,864	1,031,710	1,796,932
Trade creditors - Parent company (Note 17)	193,718	2,210,308	1,568,036
Trade creditors - Joint ventures and associates (Note 17)	17,669,027	14,409,853	4,805,149
Taxes	2,556,945	2,163,552	1,475,410
Miscellaneous	229,339	335,088	443,895
	72,091,408	57,289,862	40,578,494

The book value is reasonably approximate to the fair value given its short-term nature.

7.11.       Borrowings

	06/30/2021	06/30/2020	06/30/2019
Current
Bank overdrafts	32,838	73,362	—
Bank borrowings	33,684,287	47,646,912	52,274,611
Corporate bonds	24,742,752	12,611,940	8,416,768
Trust debt securities	3,470,448	—	—
Net loans payables-Parents companies and related parties to Parents (Note 17)	3,578,921	3,389,521	5,399,883
Subordinated loan	11,276,611	—	—
Finance lease	—	—	385,947
	76,785,857	63,721,735	66,477,209
Non-current
Subordinated loan	—	10,364,045	—
Bank borrowings	4,161,827	3,497,671	16,239,743
Corporate bonds	37,826,641	18,364,894	8,018,884
Net loans payables-Parents companies and related parties to Parents (Note 17)	6,000,000	9,000,000	12,358,024
Finance lease	—	—	462,870
	47,988,468	41,226,610	37,079,521

The carrying value of some borrowings as of June 30, 2021, 2020 and 2019 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2021		06/30/2020		06/30/2019
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	33,684,287	32,770,615	47,646,912	43,046,111	52,274,611	52,088,002
Corporate bonds	24,742,752	24,085,087	12,611,940	11,997,981	8,416,768	7,632,806

Non-current
Bank borrowings	4,161,827	3,864,666	3,497,671	3,072,395	16,239,743	14,274.55
Corporate bonds	37,826,641	32,656,097	18,364,894	16,135,876	8,018,884	6,972,332

Net loans payables-Parents companies and related parties to Parents

As of June 30, 2019 financial assets (other receivables from the controlling entities (“Parents”) and related parties to Parents) and liabilities (loans payable to Parents companies) were offset and the net amount was reported in the Statement of Financial Position where the Company currently had a right to offset the recognized amounts, and there was an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

As of June 30, 2021 and 2020, there was no offsets of financial assets and liabilities of the Parents.

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
Parents companies and related parties to Parents	Gross amounts	Financial Position	Financial Position
Current other receivables	15,827,847	(15,827,847)	—
Total current assets	15,827,847	(15,827,847)	—
Current borrowings	(21,227,730)	15,827,847	(5,399,883)
Total current liabilities	(21,227,730)	15,827,847	(5,399,883)
Non-current borrowings	(12,358,024)	—	(12,358,024)
Total non-current liabilities	(12,358,024)	—	(12,358,024)

Corporate bonds

a) Issuance of public corporate bonds (principal market)

We have a global program of corporate bonds (“CB”) in the Argentine principal market for the issuance of Series of CB through public offering up to an amount of $80 million or the equivalent in other currencies. As of June 30, 2021 we have $22.6 million of public corporate public outstanding.

b) Issuance of private corporate bonds

On April 4, 2019, the Group issued class I of guaranteed negotiable obligations, not convertible into shares, for a total nominal value of $16 million due on April 5, 2021.

As of the date of issuance of These financial statements, we have already paid the last installment of the private bonds. The commitments assumed by the Group have been released .

Syndicated loan

In 2017, Rizobacter consummated a $45 million syndicated loan with Banco de Galicia y Buenos Aires S.A. as administrator, together with Banco Santander Río S.A., Banco BBVA Francés S.A., Banco Ciudad de Buenos Aires, Banco Provincia de Córdoba S.A., Banco Hipotecario S.A. and Banco Mariva S.A. acting as lenders.

As of June 30, 2021, we have already paid the last installment of the Syndicated loan. The commitments assumed by the Group have been released.

7.12.   Employee benefits and social security

	06/30/2021	06/30/2020	06/30/2019
Current
Salaries, accrued incentives, vacations and social security	2,341,351	2,960,542	3,044,965
Key management personnel (Note 17)	2,338,727	1,550,050	2,312,253
	4,680,078	4,510,592	5,357,218

Non-current
Key management personnel (Note 17)	—	534,038	—
	—	534,038	—

The book value is reasonably approximate to the fair value given its short-term nature.

7.13.   Deferred revenue and advances from customers

	06/30/2021	06/30/2020	06/30/2019
Advances from customers	6,277,313	2,865,437	1,074,463
	6,277,313	2,865,437	1,074,463

The book value is reasonably approximate to the fair value given its short-term nature.

7.14.   Government grants

	06/30/2021	06/30/2020	06/30/2019
At of the beginning of the year	3,605	10,208	33,227
Adjustment of opening net book amount for application of IAS 29	—	—	(27,794)
Received during the year	4,749	32,073	31,785
Currency conversion difference	(5,268)	(13,944)	(10,638)
Released to the statement of profit or loss	(2,302)	(24,732)	(16,372)
At the end of the year	784	3,605	10,208

The Group receives government grants to fund research and development projects, some of which are related to the acquisition of property, plant and equipment while others are related to payment for certain expenses like salaries or inputs. Grants are generally implemented through direct payments to the supplier, delivery of cash or loans at subsidized rates.

There are neither unfulfilled conditions nor other contingencies attaching to government grants or government assistance.

7.15.Provisions

	06/30/2021	06/30/2020	06/30/2019
Provisions for contingencies	449,847	417,396	439,740
	449,847	417,396	439,740

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 7.18.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

7.16.Private warrants

	06/30/2021	06/30/2020	06/30/2019
Private warrants	—	1,686,643	2,861,511
	—	1,686,643	2,861,511

Simultaneously with the consummation of the initial public offering (“IPO”), Union consummated the private placement of 5,200,000 private warrants (“Founders warrants”). This issuance was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. Those warrants were purchased by certain of Union initial shareholders. Founders warrants were identical to the warrants included in the units sold in the IPO (Public warrants) having a strike price of $11.50, exercisable in a 5-years period but could be exercised on a cashless basis. Founder warrants were part of the net assets incorporated in the reverse recapitalization, which were recorded as a reduction of the equity amounting to $1,843,175.

Union issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas: (i) 2,500,000 warrants with an strike price of $11.50, that will vest if and when the price of the ordinary shares trades above $15.00 for any twenty (20) trading days within any thirty (30) trading-day period; (ii) 2,500,000 warrants with an strike price of $15.00, which will vest upon issuance; and (iii) 2,500,000 warrants with an strike price of $18.00, which will vest upon issuance. Those warrants (“Bioceres warrants”) could be exercised during a 5-year period on a cashless basis. Bioceres warrants were initially accounted as an equity transaction (distribution to shareholders in accordance to IAS 32), which were recorded as a reduction of equity amounting to $1,589,548. Subsequent changes in the liability were booked in financial results.

Private warrants did not reach the fixed-for-fixed’ condition mentioned in the subsection b) of the Note 4.13. Therefore, they were classified as a financial liability and valued at its fair value applying a simulation model of the share price trajectory under the hypothesis of geometric Brownian motion.

At inception, the fair value of Private warrants using a volatility of 32% (implied volatility of Public warrants), share price of $5.35 and risk-free rate of 2.43%, was $3.4 million. As of June 30, 2019, their fair value using a share price of $5.30 and risk-free rate of 1.7631%, decrease to $2.8 million and the Group recognized a finance gain of $0.6 million. As of June 30, 2020, their fair value using a share price of $6.06 and risk-free rate of 0.29%, decrease to $1.7 million and the Group recognized a finance gain of $1.2 million.

On August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants, for either 0.12 Ordinary Shares (the "Exchange Shares") or $0.45 in cash per Warrant, without interest (the "Cash Consideration", and together with the Exchange Shares, the "Exchange Consideration"), at the election of the holder (the "Offer"). The Offer was made upon the terms and subject to the conditions set forth in the Company's Tender Offer Statement and Schedule 13E-3 Statement on Schedule TO, originally filed by the Company with the U.S. Securities and Exchange Commission (the "SEC") on July 27, 2020, as amended and supplemented, and the related letter of election and transmittal and other offer materials.

The Offer provided for a premium to the closing trading price of the Public warrants on July 24, 2020 equal to (a) 321%, in respect of the Cash Consideration, or (b) 482% in respect of the implied value of the Exchange Shares taking into account the closing trading price of the Ordinary Shares on July 24, 2020. The premium offer price allowed for maximum participation of holders in the Offer.

Based on information provided by Continental Stock Transfer & Trust Company, the depositary for the Offer, a total of 21,938,774 warrants were validly tendered and not properly withdrawn prior to the expiration of the Offer. The Company accepted for exchange all such Warrants and paid an aggregate amount of approximately $115,062 of the Cash Consideration and issued an aggregate of 2,601,954 Exchange Shares in exchange for the warrants tendered.

Following the Offer, the Company redeemed the 2,261,226 warrants that were not validly tendered or exchanged pursuant to the Offer for $0.405 in cash per warrant. The Company paid an aggregate amount of approximately $915,796 for these warrants.

As a result of the Offer and the redemption of the warrants, the Group recognized a total financial loss of $6.2 million in “Changes in fair value of financial assets or liabilities and other financial results” (Note 8.5) as consequence of the comparison between the fair value as of June 30, 2020 and the total amount paid.

7.17.  Convertible notes

On March 6, 2020, we issued $42.5 million Convertible notes (“Notes”) in a private placement. The Notes will mature on March 6, 2023 unless earlier converted or repurchased. The conversion price of the Notes is $8.00 per share (the “Strike Price”). The Notes are convertible into cash, ordinary shares or a combination of cash and shares at the holders’ option upon maturity or the occurrence of a change of control. At any time prior to maturity, we may elect to convert the Notes into ordinary shares through a mandatory conversion, provided that our free float exceeds $100 million and the share price has traded above the Strike Price for 10 consecutive days.

The Notes are guaranteed by cash flows from Rizobacter’s Brazilian subsidiary and secured by a pledge on Rizobacter’s Argentine subsidiary shares, among others guarantees (see Note 18). The Convertible notes accrue interest payable semi-annually beginning on June 15, 2020 at a rate of 11.5% per year payable in cash or in kind at our option. Payments in kind will be capitalized by adding such interest to the outstanding principal amount of the Notes on each corresponding interest payment date.

Under the terms of the Convertible notes, the Group is in compliance with the following financial ratios:

a)Net Debt to EBITDA ratio must be less than i) 3.5x for 2020 and 2021, (ii) 3.25x for 2022 and (iii) 3x for 2023, and

b)EBITDA to interest ratio must be more than 2x

At inception, the fair value of the liability component of the Convertible notes was measured using a discount rate of 12.66%.

The carrying value of Convertible notes as of June 30, 2021 measured at amortized cost does not differ significantly from their fair value.

7.18.   Changes in allowances and provisions

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2020	Additions	combination	reversals	difference	06/30/2021
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,886,832)	(698,741)	(852,926)	284,727	(704,731)	(5,858,503)
Allowance for impairment of related parties	(768)	—		565	203	—
Allowance for obsolescence	(1,107,870)	(643,530)	(8,850)	474,945	172,355	(1,112,950)

Total deducted from assets	(4,995,470)	(1,342,271)	(861,776)	760,237	(532,173)	(6,971,453)

INCLUDED IN LIABILITIES

Provisions for contingencies	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total included in liabilities	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total	(5,412,866)	(1,504,592)	(861,776)	763,740	(405,806)	(7,421,300)

				Currency
			Uses and	conversion
Item	06/30/2019	Additions	reversals	difference	06/30/2020
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,360,224)	(1,520,928)	2,115	992,205	(3,886,832)
Allowance for impairment of related parties	(75,596)	(879)	45,516	30,191	(768)
Allowance for obsolescence	(406,818)	(984,207)	6,390	276,765	(1,107,870)

Total deducted from assets	(3,842,638)	(2,506,014)	54,021	1,299,161	(4,995,470)

INCLUDED IN LIABILITIES

Provisions for contingencies	(439,740)	(208,377)	7,852	222,869	(417,396)

Total included in liabilities	(439,740)	(208,377)	7,852	222,869	(417,396)

Total	(4,282,378)	(2,714,391)	61,873	1,522,030	(5,412,866)

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)